Segment Information (table) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net Sales	$ 1,275,360	$ 1,286,350	$ 1,340,208
Operating Income	88,549	20,354	24,906
Interest Expense, Net	8,044	6,862	7,564
Income Taxes Expense (Benefit)	25,999	4,221	3,563
Total Assets	895,327	806,448	768,853
Additions to Property, Plant and Equipment	9,966	23,734	19,448
Depreciation & Amortization	21,737	21,834	23,281
Fruit And Vegetable [Member]
Segment Reporting Information [Line Items]
Net Sales	1,239,179	1,246,115	1,302,857
Operating Income	87,120	18,865	22,365
Interest Expense, Net	7,923	6,778	7,415
Income Taxes Expense (Benefit)	25,551	3,775	3,118
Total Assets	888,968	798,640	761,078
Additions to Property, Plant and Equipment	9,232	22,177	17,339
Depreciation & Amortization	20,438	20,445	21,842
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	12,336	11,667	11,496
Operating Income	1,164	779	872
Interest Expense, Net	18	12	27
Income Taxes Expense (Benefit)	372	225	189
Total Assets	2,697	3,235	3,770
Additions to Property, Plant and Equipment	52	157
Depreciation & Amortization	351	367	394
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	23,845	28,568	25,855
Operating Income	265	710	1,669
Interest Expense, Net	103	72	122
Income Taxes Expense (Benefit)	76	221	256
Total Assets	3,662	4,573	4,005
Additions to Property, Plant and Equipment	682	1,400	2,109
Depreciation & Amortization	$ 948	$ 1,022	$ 1,045